INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Valuation allowance	$ 7,653,000	$ 4,450,000
Change in valuation allowance	$ 3,203,355	$ (621,972)